                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

              Report for the Calendar Year or Quarter End: 12/31/08

                       Matrix VII Management Co., L.L.C.
                    Name of Institutional Investment Manager

1000 Winter Street, Suite 4500   Waltham      MA     02451
Business Address (Street)         (City)   (State)   (Zip)

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

Timothy A. Barrows   Authorized Member   781-890-2244
------------------   -----------------   ------------
(Name)                    (Title)           (Phone)

Signature, Place and Date of Signing:


/s/ Timothy A. Barrows
-------------------------------------

Report Type:

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Number of Other Included Managers:    None

List of Other Included Managers:      None

Form 13F File Number:                Name:
No.

Form 13F Information Table Entry Total:         2
Form 13F Information Table Value Total:   $50,038

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                           FORM 13F INFORMATION TABLE
                          AS OF DATE: December 31, 2008

                      0


ITEM 1                      ITEM 2          ITEM 3     ITEM 4            ITEM 5           ITEM 6     ITEM 7         ITEM 8
------                   --------------  -----------  --------  ------------------------  -------  ---------  ------------------
                                                        VALUE     SHARES/           PUT/  INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS     CUSIP     (x$1000)    PRN AMT   SH/PRN  CALL  DSCRETN  MANAGERS*  SOLE  SHARED  NONE
--------------           --------------  -----------  --------  ----------  ------  ----  -------  ---------  ----  ------  ----
Airvana, Inc.                Common      00950V 10 1   30,965    5,059,609                  Sole      None    Sole
Aruba Networks, Inc.         Common      043176 10 6   19,073    7,479,455                  Sole      None    Sole